Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Cash provided by (used in):
Net income	$ 28,654	$ 23,254
Adjustments to determine net cash flows:
Provision for credit losses	899	3,094
Stock-based compensation	11	75
Income tax provision	10,869	8,337
Interest income	(254,013)	(218,209)
Interest expense	147,680	134,674
Impairment of assets	2,260	0
Amortization	3,115	2,199
Accretion of discount on securities	(1,828)	(448)
Foreign exchange rate change on assets and liabilities	1,329	2,277
Interest received	246,524	217,524
Interest paid	(152,283)	(145,424)
Income taxes paid	(7,340)	(9,886)
Credit assets	(1,089,656)	(542,286)
Deposits	1,053,799	493,670
Change in other assets and liabilities	(23,390)	26,222
Cash flows from (used in) operating activities	(33,370)	(4,927)
Foreign exchange forward contract settlement	(5,319)	3,451
Disposal of Stablecorp shares	1,035	0
Sale (purchase) of securities	(51,427)	132,539
Purchase of property and equipment	(5,835)	(664)
Cash flows from (used in) investing activities	(61,546)	135,326
Financing:
Issuance of common shares, net of issue costs	7,530	114,189
Purchase and cancellation of common shares	0	(5,409)
Dividends paid	(2,410)	(2,433)
Repayment of lease obligations	(564)	(169)
Cash flows from (used in) financing activities	4,556	106,178
Change in cash	(90,360)	236,577
Effect of exchange rate changes on cash	(1,301)	(1,519)
Cash, beginning of the period	581,710	225,254
Cash, end of the period	$ 490,049	$ 460,312